Investment Objectives and Goals	Aug. 22, 2025
Toews Hedged Oceana Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: TOEWS HEDGED OCEANA FUND
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	The Fund seeks to provide long-term growth of capital.
Objective, Secondary [Text Block]	A secondary objective of the Fund is to limit risk during unfavorable market conditions.
Toews Tactical Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: TOEWS TACTICAL INCOME FUND
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	The Fund seeks to provide a high level of current income.
Objective, Secondary [Text Block]	A secondary objective of the Fund is to limit risk during unfavorable market conditions.
Toews Hedged U.S. Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: TOEWS HEDGED U.S. FUND
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	The Fund seeks to provide long-term growth of capital.
Objective, Secondary [Text Block]	A secondary objective of the Fund is to limit risk during unfavorable market conditions.
Toews Hedged U.S. Opportunity Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: TOEWS HEDGED U.S. OPPORTUNITY FUND
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	The Fund seeks to provide long-term growth of capital.
Objective, Secondary [Text Block]	A secondary objective of the Fund is to limit risk during unfavorable market conditions.
Toews Unconstrained Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: TOEWS UNCONSTRAINED INCOME FUND
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	The Fund seeks to provide income and long-term growth of capital.
Objective, Secondary [Text Block]	A secondary objective of the Fund is to limit risk during unfavorable market conditions.
Toews Tactical Defensive Alpha Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: TOEWS TACTICAL DEFENSIVE ALPHA FUND
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	The Fund seeks to provide long-term growth of capital.
Objective, Secondary [Text Block]	A secondary objective of the Fund is to limit risk during unfavorable market conditions.
Toews Agility Shares Dynamic Tactical Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: TOEWS AGILITY SHARES DYNAMIC TACTICAL INCOME ETF
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	The Fund seeks to provide income.
Objective, Secondary [Text Block]	A secondary objective of the Fund is to limit risk during unfavorable market conditions.
Toews Agility Shares Managed Risk ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: TOEWS AGILITY SHARES MANAGED RISK ETF
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	The Fund seeks to provide long-term growth of capital and income, while limiting risk.